Derivative Instruments - Additional Information (Details) $ in Thousands, kr in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 NOK (kr)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 NOK (kr)
Interest Rate Swap Contracts [Member]
Derivative Instruments
Carrying amount of derivative liabilities	$ 31,200		$ 4,700
Notional amount	$ 627,100		561,800
Foreign Exchange Forward Contracts [Member]
Derivative Instruments
Notional amount | kr		kr 0.0		kr 46.1
Carrying amount of derivative asset			$ 200